Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance | ¥	¥ 148,880	¥ 154,925
Guarantee receivable, net of allowance | ¥	252,321	63,659
Contract assets, net of allowance | ¥	163,383	117,716
Financing receivables, net of allowance | ¥	¥ 363,322	¥ 119,185
Ordinary shares, shares authorized (in Shares) | shares	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares) | shares	204,962,934	202,877,426
Ordinary shares, shares outstanding (in Shares) | shares	174,680,826	172,605,774
Treasury stock, shares issued (in Shares) | shares	11,722,108	11,711,652